Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Accounting Policies [Abstract]
Wholesale contracts	$ 1,420,039	$ 1,583,369	$ 6,202,083
Retail contracts	646,517	626,189	2,689,506
Other transaction and processing fees	547,437	381,336	1,399,935
Total transaction and processing fees	$ 2,613,993	$ 2,590,894	$ 10,291,524